Share-based compensation (Number of share options granted to Huya’s employees) (Details)	12 Months Ended
Dec. 31, 2017 $ / shares shares
Weighted average exercise price
Granted (in dollars per share)	$ 2.5500
Share Incentive Plan 2017 [Member]
Number of options
Balance | shares	0
Granted (in shares) | shares	11,737,705
Forfeited (in shares) | shares	(18,000)
Balance | shares	11,719,705
Expected to vest (in shares) | shares	10,675,362
Weighted average exercise price
Balance	$ 0
Granted (in dollars per share)	2.5500
Forfeited (in dollars per share)	2.5500
Balance	2.5500
Expected to vest (in dollars per share)	$ 2.5500
Weighted average remaining contractual life (years)
Granted	10 years
As at December 31, 2017	9 years 9 months
Expected to vest	9 years 7 months 10 days